CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUE:
Sales - devices and disposables	$ 21	$ 262	$ 605	$ 564
Cost of goods sold	16	68	493	537
Gross profit	5	194	112	27
Contract and grant revenue	0	0	0	42
OPERATING EXPENSES:
Research and development	91	290	733	1,477
Sales and marketing	82	117	393	718
General and administrative	346	917	2,806	4,101
Total operating expenses	519	1,324	3,932	6,296
Operating loss	(514)	(1,130)	(3,820)	(6,227)
OTHER INCOME (EXPENSES):
Other income	2	23	68	74
Interest expense	(223)	(158)	(1,895)	(1,317)
Changes in fair value of warrants	628	1,395	1,677	568
Total other income	407	1,260	(150)	(675)
(LOSS) INCOME FROM OPERATIONS	(107)	130	(3,970)	(6,902)
PROVISION FOR INCOME TAXES	0	0	0	0
NET (LOSS) INCOME	(107)	130	(3,970)	(6,902)
DEEMED DIVIDENDS	0	0	0	(1,263)
PREFERRED STOCK DIVIDENDS	(99)	(470)	(1,025)	(1,338)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (206)	$ (340)	$ (4,995)	$ (9,503)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.22)	$ (0.11)	$ (24.62)	$ (5,939.38)
WEIGHTED AVERAGE SHARES OUTSTANDING	946	39	203	2